VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stock—4.2%
South Korea—4.2%
Samsung Electronics Co., Ltd., 1.780%	105,991	$ 5,492
Total Preferred Stock (Identified Cost $6,775)		5,492

Common Stocks—92.0%
Australia—1.5%
JB Hi-Fi Ltd.	32,950	1,332
Macquarie Group Ltd.	4,508	682
		2,014

Brazil—2.7%
B3 S.A. - Brasil Bolsa Balcao	1,091,600	3,597
Canada—3.3%
Canadian National Railway Co.	2,430	326
Cogeco Communications, Inc.	11,795	976
Manulife Financial Corp.	123,164	2,627
National Bank of Canada	4,264	327
		4,256

China—17.9%
Alibaba Group Holding Ltd.(1)	202,100	2,758
China Lesso Group Holdings Ltd.	1,481,000	1,778
China Merchants Bank Co., Ltd. Class A	761,300	5,584
ENN Energy Holdings Ltd.	126,900	1,895
Longfor Group Holdings Ltd.	574,500	2,939
Luxshare Precision Industry Co., Ltd. Class A	636,375	3,156
NetEase, Inc.	29,100	525
Ping An Bank Co., Ltd. Class A	566,455	1,367
Ping An Insurance Group Co. of China Ltd. Class A	254,700	1,934
Tencent Holdings Ltd.	31,100	1,433
		23,369

Denmark—1.0%
DSV A/S	7,165	1,373
Finland—2.1%
Kesko Oyj Class B	81,867	2,260
Valmet Oyj	15,760	489
		2,749

France—8.4%
BioMerieux	21,911	2,339
BNP Paribas S.A.	36,444	2,083
Kering S.A.	365	230
L’Oreal S.A.	2,750	1,098
Sanofi	20,008	2,046
	Shares	Value

France—continued
Schneider Electric SE	6,917	$ 1,161
TotalEnergies SE	38,897	1,968
		10,925

Germany—3.8%
Deutsche Post AG Registered Shares	26,565	1,268
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered Shares	4,989	1,334
Vonovia SE	50,917	2,373
		4,975

Hong Kong—2.4%
AIA Group Ltd.	129,600	1,353
Hong Kong Exchanges & Clearing Ltd.	11,700	548
Techtronic Industries Co., Ltd.	75,000	1,202
		3,103

India—1.6%
HDFC Bank Ltd. ADR	22,618	1,387
Reliance Industries Ltd. Sponsored GDR 144A(2)	10,105	693
		2,080

Italy—1.5%
Enel SpA	289,157	1,931
Japan—5.5%
ITOCHU Corp.	75,600	2,557
Sony Group Corp.	25,100	2,582
Toyota Motor Corp.	114,300	2,062
		7,201

Netherlands—3.4%
ASML Holding N.V.	5,762	3,850
Wolters Kluwer N.V.	5,866	626
		4,476

Saudi Arabia—0.9%
Saudi Arabian Oil Co.	103,747	1,190
Singapore—4.0%
DBS Group Holdings Ltd.	49,700	1,302
Mapletree Industrial Trust	1,977,200	3,914
		5,216

South Africa—1.0%
Naspers Ltd. Class N	11,969	1,352
South Korea—3.9%
POSCO Holdings, Inc.	11,003	2,639
	Shares	Value

South Korea—continued
Samsung Electronics Co., Ltd.	42,217	$ 2,416
		5,055

Spain—1.9%
Iberdrola S.A.	231,721	2,533
Sweden—0.5%
Swedish Match AB	85,182	641
Switzerland—2.0%
Nestle S.A. Registered Shares	4,825	628
Roche Holding AG	1,631	645
Zurich Insurance Group AG	2,667	1,317
		2,590

Taiwan—5.2%
Micro-Star International Co., Ltd.	280,000	1,257
Taiwan Semiconductor Manufacturing Co., Ltd.	268,000	5,498
		6,755

United Kingdom—10.0%
3i Group plc	37,398	676
Barratt Developments plc	219,516	1,495
London Stock Exchange Group plc	40,957	4,271
Rio Tinto plc	82,830	6,622
		13,064

United States—7.5%
American Tower Corp.	9,732	2,445
Broadcom, Inc.	8,288	5,219
Global Payments, Inc.	15,307	2,094
		9,758

Total Common Stocks (Identified Cost $114,095)		120,203

Total Long-Term Investments—96.2% (Identified Cost $120,870)		125,695

See Notes to Schedule of Investments

VIRTUS NFJ International Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022
($ reported in thousands)
	Shares	Value

Short-Term Investment—4.4%
Money Market Mutual Fund—4.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.194%)(3)	5,674,828	$ 5,675
Total Short-Term Investment (Identified Cost $5,675)		5,675

TOTAL INVESTMENTS—100.6% (Identified Cost $126,545)		$131,370
Other assets and liabilities, net—(0.6)%		(768)
NET ASSETS—100.0%		$130,602
Abbreviations:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:
(1)	Non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2022, these securities amounted to a value of $693 or 0.5% of net assets.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
Country Weightings†
China	18%
United States	11
United Kingdom	10
France	8
South Korea	8
Japan	6
Taiwan	5
Other	34
Total	100%
† % of total investments as of March 31, 2022.
The following table summarizes the market value of the Fund’s investments as of March 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Equity Securities:
Common Stocks	$120,203	$18,998	$101,205
Preferred Stock	5,492	—	5,492
Money Market Mutual Fund	5,675	5,675	—
Total Investments	$131,370	$24,673	$106,697
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2022.
There were no transfers into or out of Level 3 related to securities held at March 31, 2022.
See Notes to Schedule of Investments

VIRTUS NFJ INTERNATIONAL VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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